Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares		Preferred shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated equity (deficit)	Total
Balance at Dec. 31, 2022		[1]		$ 116,082	$ (2,007)	$ (115,835)	$ (1,760)
Balance (in Shares) at Dec. 31, 2022	989,290,784
Exercise of warrants, net of issuance costs of $263				801			801
Exercise of warrants, net of issuance costs of $263 (in Shares)	584,015,200
Vested RSU’s
Vested RSU’s (in Shares)	8,108,400
Issuance of warrants and shares, net of issuance costs of $86				1,086			1,086
Issuance of warrants and shares, net of issuance costs of $86 (in Shares)	160,000,000
Reclassification of warrant’s liability to equity				398			398
Share-based compensation				869			869
Shares issued for services				270			270
Shares issued for services (in Shares)	115,755,600
Other comprehensive income					267		267
Net Income (Loss)						(6,500)	(6,500)
Balance at Dec. 31, 2023		[1]		119,506	(1,740)	(122,335)	(4,569)
Balance (in Shares) at Dec. 31, 2023	1,857,169,984
Exercise of warrants, net of issuance costs of $263				1,441			1,441
Exercise of warrants, net of issuance costs of $263 (in Shares)	1,042,620,000
Exercise of prefunded warrant
Exercise of prefunded warrant (in Shares)	448,620,800
Loan conversion into preferred shares			$ 5,627				5,627
Loan conversion into preferred shares (in Shares)			1,000
Vested RSU’s
Vested RSU’s (in Shares)	63,572,800
Share-based compensation				682			682
Issuance of prefunded warrants				2,000			2,000
Net Income (Loss)						4,796	4,796
Balance at Dec. 31, 2024		[1]	$ 5,627	123,629	(1,740)	(117,539)	9,977
Balance (in Shares) at Dec. 31, 2024	3,411,983,584		1,000
Exercise of prefunded warrant
Exercise of prefunded warrant (in Shares)	1,445,128,000
Loan conversion into preferred shares
Loan conversion into preferred shares (in Shares)
Vested RSU’s
Vested RSU’s (in Shares)	32,816,000
Share-based compensation				304			304
Issuance of ordinary shares							6,129
Issuance of ordinary shares (in Shares)	8,982,972,000
Net Income (Loss)						(8,307)	(8,307)
Balance at Dec. 31, 2025			$ 5,627	$ 130,062	$ (1,740)	$ (125,846)	$ 8,103
Balance (in Shares) at Dec. 31, 2025	13,872,899,584		1,000

[1]	Ordinary shares have no par value